Dreyfus Investment Funds

- Dreyfus/The Boston Company Small Cap Growth Fund

Incorporated herein by reference on behalf of the Fund is a Supplement to the Statutory Prospectus and Summary Prospectus dated January 31, 2014 filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on October 31, 2014 (SEC Accession No. 0001057861-14-000011).